Financial instruments - Derivative Financial Instruments (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange forward contract
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	€ 9,100,000	€ 0	€ 1,000,000
Foreign exchange swap
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	0
Cross currency interest rate swap
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	€ 0	3,900,000	0
Cash flow hedges | Foreign exchange swap
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives		€ 3,500,000	€ (4,300,000)